Related parties (Details) - Schedule of related party transactions - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
	$ 12,670	$ 9,012
	287	895
	1,656		$ 1,548
	156,080		163,289
Alvogen Lux Holdings Sarl [Member]
Disclosure of transactions between related parties [line items]
	5,683	889
	70,271		64,588
ATP Holdings Ehf [Member]
Disclosure of transactions between related parties [line items]
	3,138
	766		765
	15,843		81,254
Aztiq Fjárfestingar ehf [Member]
Disclosure of transactions between related parties [line items]
	5
	5
			20
Aztiq Consulting ehf [Member]
Disclosure of transactions between related parties [line items]
	100
	55
	17		25
Flóki-Art ehf [Member]
Disclosure of transactions between related parties [line items]
	50
Alvogen Iceland ehf [Member]
Disclosure of transactions between related parties [line items]
	24	470
		180
	484		484
Alvogen ehf [Member]
Disclosure of transactions between related parties [line items]
	73
	1		1
Alvogen UK [Member]
Disclosure of transactions between related parties [line items]
	31
	12
Alvogen Finance BV [Member]
Disclosure of transactions between related parties [line items]
	194
	194
Lotus Pharmaceuticals Co Ltd [Member]
Disclosure of transactions between related parties [line items]
			2
	7,440		7,440
Lotus International Pte Ltd [Member]
Disclosure of transactions between related parties [line items]
	2	2
			3
Alvogen Emerging Markets [Member]
Disclosure of transactions between related parties [line items]
	102	98
Alvogen Inc [Member]
Disclosure of transactions between related parties [line items]
	159	89
		303
	12		12
	144		222
Alvotech and CCHT Biopharmaceutical Co Ltd [Member]
Disclosure of transactions between related parties [line items]
	758		758
Adalvo Limited [Member]
Disclosure of transactions between related parties [line items]
	30	545
	103	215
	103
	32		349
Adalvo UK [Member]
Disclosure of transactions between related parties [line items]
	49
Flóki Invest ehf [Member]
Disclosure of transactions between related parties [line items]
	319	96
	84
Alvogen Malta Sh Services [Member]
Disclosure of transactions between related parties [line items]
		522
	7		7
Norwich Clinical Services Ltd [Member]
Disclosure of transactions between related parties [line items]
	257	134
	93		31
Fasteignafélagið Eyjólfur ehf [Member]
Disclosure of transactions between related parties [line items]
	1,636
		196
	52,454
FLÓKI fasteignir ehf [Member]
Disclosure of transactions between related parties [line items]
	947	734
	4
	$ 9,012		$ 8,876
Fasteignafélagið Sæmundur hf [Member]
Disclosure of transactions between related parties [line items]
		3,987
Alvogen Pharma India Ltd [Member]
Disclosure of transactions between related parties [line items]
		786
L41 ehf [Member]
Disclosure of transactions between related parties [line items]
		26
Alvogen Spain SL [Member]
Disclosure of transactions between related parties [line items]
		97
Lambhagavegur 7 ehf [Member]
Disclosure of transactions between related parties [line items]
		$ 539